Profit from Operations - Fox River - Additional Information (Details) € in Millions, $ in Millions			1 Months Ended	6 Months Ended	12 Months Ended
	Feb. 10, 2017 GBP (£)	Feb. 10, 2017 USD ($)	Jul. 31, 2016 EUR (€)	Jun. 30, 2017 GBP (£)	Dec. 31, 2019 GBP (£)	Dec. 31, 2018 GBP (£)	Dec. 31, 2017 GBP (£)	Dec. 31, 2009 GBP (£)	Dec. 31, 2009 EUR (€)	Dec. 31, 2008 GBP (£)	Dec. 31, 2008 EUR (€)	Dec. 31, 2011 GBP (£)
Profit From Operations [Line Items]
Dividend paid by Sequana								£ 114,000,000	€ 443	£ 375,000,000	€ 135
NCR And Appvion
Profit From Operations [Line Items]
Assets recognised					£ 0
Payments received				£ 0
Windward Dividend Claim
Profit From Operations [Line Items]
Dividend paid by Sequana | €			€ 135
Windward Dividend Claim | Windward
Profit From Operations [Line Items]
Litigation settlement amount	£ 140,000,000	$ 185
Fox River | N C R Appvion And Windward Prospects
Profit From Operations [Line Items]
Claims in relation to environmental clean up costs												£ 274,000,000
Fox river provision					73,000,000	£ 108,000,000
Fox River | N C R Appvion And Windward Prospects | Funding
Profit From Operations [Line Items]
Payments for environmental clean up and legal costs					35,000,000	30,000,000	£ 25,000,000
Payment for legal costs					£ 3,000,000	£ 5,000,000	£ 7,000,000